Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 7,157	$ 7,075
Accounts receivable (net of allowance for doubtful accounts of $450 and $504)	11,481	10,653
Inventories and contracts in progress, net	8,704	8,135
Other assets, current	1,208	843
Total Current Assets	28,550	26,706
Customer financing assets	1,398	1,018
Future income tax benefits	1,809	1,961
Fixed assets, net	9,158	8,732
Goodwill	27,059	27,301
Intangible assets, net	15,684	15,603
Other assets	6,048	6,163
Total Assets	89,706	87,484
Liabilities and Equity
Short-term borrowings	601	926
Accounts payable	7,483	6,875
Accrued liabilities	12,219	14,638
Long-term debt currently due	1,603	179
Total Current Liabilities	21,906	22,618
Long-term debt	21,697	19,320
Future pension and postretirement benefit obligations	5,612	6,022
Other long-term liabilities	11,026	10,558
Total Liabilities	60,241	58,518
Commitments and contingent liabilities (Notes 5 and 18)
Redeemable noncontrolling interest	296	122
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,440,982 and 1,438,497 shares issued	17,285	16,033
Treasury Stock— 632,281 and 600,153 common shares at average cost	34,150	30,907
Retained earnings	52,873	49,956
Unearned ESOP shares	95	105
Total Accumulated other comprehensive loss	(8,334)	(7,619)
Total Shareowners' Equity	27,579	27,358
Noncontrolling interest	1,590	1,486
Total Equity	29,169	28,844
Total Liabilities and Equity	$ 89,706	$ 87,484